Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Disposal Groups, Including Discontinued Operation Income Statement [Table Text Block]
Summary results of operations for the Pessac business were as follows:

	Fiscal Year
In thousands of U.S. Dollars	2012	2013	2014

Revenues	$18,570	$18,265	$14,967
Income (loss) from operations	1,550	3,667	(875)
Gain (loss) on disposal	-	-	5,007
Interest Expense	(11)	(9)	(4)
Income taxes	(27)	(74)	(110)
Income (loss) from discontinued operations, net of tax	$1,512	$3,584	$4,018

Schedule Of Disposal Groups, Including Discontinued Operation Balance Sheets [Table Text Block]
Carrying amounts of major classes of assets and liabilities classified as held for sale in the statement of financial position are as follows:

	December 31,
In thousands of U.S. Dollars	2013	2014

Accounts receivable, net	$-	$730
Inventories	1,352	-

Total major classes of current assets of the discontinued operations	1,352	730

Net Property, plant and equipment	15,044	-
Total major classes of non current assets of the discontinued operations	15,044	-
Total assets of the disposal group classified as held for sale	16,396	730

Current portion of capital lease obligations	69
Accounts payable	-	168
Other current liabilities	832	-
Total major classes of Current Liabilities of the discontinued operations	901	168

Capital lease obligations, less current portion	88	-
Other liabilities	7,626	-
Total major classes of Non-Current Liabilities of assets Held for sale	7,714	-
Total liabilities of the disposal group classified as held for sale	8,615	168

Schedule Of Disposal Groups, Including Discontinued Operation Cash Flows [Table Text Block]
The major cash-flows related to Discontinued Operations presented in the statement of cash-flows are as follows

	2012	2013	2014
Capital Expenditures	$766	$872	$1,271
Depreciation and Amortization	1,910	1,751	1,709
Operating and Investing non-cash elements	(975)	(676)	(740)

Schedule Of Supply And Services Of Products [Table Text Block]
The minimum amount of services per year, for a cumulative total of $22.5 million as follows:

First Year	$4.25 millions
Second Year	$4.25 millions
Third Year	$4.25 millions
Fourth and Fifth Year each	$4.86 millions